Benefits and Interests of Directors and Supervisors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	¥ 11,866	¥ 9,859	¥ 9,120
Retirement scheme contributions	551	441	225
Total	12,417	10,300	9,345
Directors and chief executives [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	3,357	2,938	2,488
Retirement scheme contributions	517	429	225
Discretionary bonuses	7,385	6,103	6,035
Directors' fees	750	675	600
Total	12,009	10,145	9,348
Wu Haijun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	324	359	343
Retirement scheme contributions	49	44	26
Discretionary bonuses	768	799	557
Total	1,141	1,202	926
Guan Zemin [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	407	367
Retirement scheme contributions	49	41
Discretionary bonuses	767	397
Total	1,223	805
Shi Wei [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits			329
Retirement scheme contributions			26
Discretionary bonuses			797
Total			1,152
Jin Qiang [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	378	354	289
Retirement scheme contributions	49	44	26
Discretionary bonuses	682	716	745
Total	1,109	1,114	1,060
Du Jun [Member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	373
Retirement scheme contributions	49
Discretionary bonuses	617
Total	1,039
Guo Xiaojun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits			283
Retirement scheme contributions			26
Discretionary bonuses			751
Total			1,060
Huang Xiangyu [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	276	275
Retirement scheme contributions	48	39
Discretionary bonuses	684	440
Total	1,008	754
Huang Fei [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	251	217
Retirement scheme contributions	46	39
Discretionary bonuses	683	426
Total	980	682
Zhou Meiyun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		181	248
Retirement scheme contributions		33	26
Discretionary bonuses		668	709
Total		882	983
Jin Wenmin [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	265	250	260
Retirement scheme contributions	49	44	26
Discretionary bonuses	684	721	721
Total	998	1,015	1,007
Tang Song [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Directors' fees	150	75
Total	150	75
Chen Haifeng [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Directors' fees	150	75
Total	150	75
Yang Jun [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Directors' fees	150	75
Total	150	75
Gao Song [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Directors' fees	150	75
Total	150	75
Zhang Yimin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Directors' fees		75	150
Total		75	150
Liu Yunhong [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Directors' fees		75	150
Total		75	150
Du Weifeng [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Directors' fees		75	150
Total		75	150
Peng Kun [member] | Non- executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	186	96
Retirement scheme contributions	46	25
Discretionary bonuses	631	246
Total	863	367
Li Yuanqin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Directors' fees	150	150	150
Total	150	150	150
Ma Yanhui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	350	332	267
Retirement scheme contributions	49	42	22
Discretionary bonuses	682	720	685
Total	1,081	1,094	974
Zuo Qiang [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits			102
Retirement scheme contributions			15
Discretionary bonuses			324
Total			441
Li Xiaoxia [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits			102
Retirement scheme contributions			14
Discretionary bonuses			529
Total			645
Zhang Feng [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	169	148	31
Retirement scheme contributions	42	40	9
Discretionary bonuses	584	485	107
Total	795	673	147
Chen Hongjun [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	178	159	34
Retirement scheme contributions	41	38	9
Discretionary bonuses	603	485	110
Total	822	682	153
Zheng Yunrui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	100	100	100
Total	100	100	100
Cai Tingji [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	100	100	100
Total	¥ 100	¥ 100	¥ 100